Financial Instruments - Schedule of Liquidity Risk (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Liquidity Risk [Line Itmes]
Accounts payable to suppliers		R$ 58,194	R$ 47,133
Other liabilities		737	852
Loans and financing		3,776	5,289
Debentures	[1]	45,780	51,197
Deferred and contingent consideration		254,383	232,077	R$ 234,956
Lease liabilities		1,246	1,519
Related parties		9,739	9,867
Total		373,855	347,934
Less than 1 year [Member]
Schedule of Liquidity Risk [Line Itmes]
Accounts payable to suppliers		58,194	47,133
Other liabilities		737	852
Loans and financing		3,598	4,960
Debentures	[1]	45,780	51,197
Deferred and contingent consideration		249,383	227,077
Lease liabilities		568	742
Related parties		9,739	9,867
Total		367,999	341,828
1 to 3 years [Member]
Schedule of Liquidity Risk [Line Itmes]
Accounts payable to suppliers
Other liabilities
Loans and financing		178	329
Debentures	[1]
Deferred and contingent consideration		5,000	5,000
Lease liabilities		678	777
Related parties
Total		R$ 5,856	R$ 6,106

[1]	The Company was not in compliance with the related financial covenants under the debentures as of June 30, 2024, and the amounts owed under the debentures are classified as current. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows: